Investment Strategy	Dec. 31, 2025
Guinness Atkinson Alternative Energy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of alternative energy companies (both U.S. and non-U.S.). The Fund will focus on a particular group of companies that the Adviser considers to be “Sustainable Energy” companies, which are companies that, in the Adviser’s view, generate, produce or provide alternative or renewable sources of energy (as compared to more traditional sources of energy that can be environmentally depletive, such as fossil fuels like oil or coal or other hydrocarbon-based fuels), or that produce, generate, transport, or deliver energy applications in a way that makes alternative or renewable energy more efficient or accessible or reduces the use of environmentally depletive energy resources. The Fund will invest in alternative energy companies including companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels and the various companies that provide the equipment and technologies that enable these sources to be tapped, used, stored or transported, including companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy. The Fund will not change this policy unless it gives shareholders at least 60 days’ notice.

In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, market capitalization, the valuation of the company, its dividend history, its ratio of debt to equity, as well as how the company’s business relates to sustainable characteristics like growth or development of alternative or renewable energy. The Adviser conducts an independent assessment of each portfolio company’s business. The Adviser categorizes the universe of companies it deems to be Sustainable Energy companies into four key areas related to the specific aspects of the energy business. Currently, these key areas are:

Generation:	companies involved in generating sustainable energy, either pure-play companies or companies working to transition from hydrocarbon-based fuels
Installation:	companies involved in manufacturing equipment for generation and consumption of sustainable energy
Displacement:	companies involved in the displacement or improved efficient usage of existing hydrocarbon-based energy
Electrification:	companies effectuating the switching from hydrocarbon-based fuel demand towards electricity or other renewal energy sources, especially for transportation

The Fund holdings in each key area may vary and the Fund’s may invest in companies that do not fall within these key areas.

The Fund holdings in each key area may vary and the Fund’s may invest in companies that do not fall within these key areas. Currently, the Adviser considers portfolio companies’ alignment with four of the United Nations Sustainable Development Goals: Goal 7: Affordable and Clean Energy; Goal 9: Industry, Innovation and Infrastructure; Goal 11: Sustainable Cities and Communities; and Goal 13: Climate Action. The Adviser may change these considerations at any time without notice to shareholders.

Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s allocations may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). The Fund may invest in companies economically tied to U.S. and to foreign countries, including, potentially, companies domiciled or traded in emerging markets, including China. For more information about how the Adviser determines that a company is economically tied to a foreign country, see “More About The Funds Investment Strategies and Risks” in this Prospectus. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies.

The Fund will normally hold around 30 positions of approximately equal weight, but the portfolio may vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund will concentrate its investments (that is, invest more than 25% of its total assets) in the following group of industries: solar energy, wind energy, biofuels, hydrogen, geothermal energy, energy efficiency, and hydroelectricity. The Adviser will invest the Fund’s assets in securities of all market capitalization companies, but under normal market conditions, the Fund will invest in companies with a minimum market capitalization of $500 million. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in equity securities of companies, wherever located, engaged in alternative or sustainable energy businesses.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of alternative energy companies (both U.S. and non-U.S.).
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (that is, invest more than 25% of its total assets) in the following group of industries: solar energy, wind energy, biofuels, hydrogen, geothermal energy, energy efficiency, and hydroelectricity.
Guinness Atkinson Asia Focus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Asia Focus Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of companies that are tied economically to countries in Asia excluding Japan. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Under normal market conditions the Asia Focus Fund will invest in companies economically tied to at least four different countries in the Asia Pacific region, which may be developed or emerging markets and which may include Australia, China, Hong Kong, India, Singapore, South Korea, and Taiwan. For more information about how the Adviser determines that a company is economically tied to the Asia Pacific region, see section “More About Each Fund’s Investment Strategies and Risks” in this Prospectus. The Fund’s allocations among countries may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). The Fund will invest in companies in emerging market countries.

The Fund may invest up to 20% of its portfolio in securities of companies that are outside of Asia. These companies will generally be in the developed markets, including in the US and the UK.

The Fund will normally hold around 35 positions of approximately equal weight, but the portfolio may vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund may invest in companies of any market capitalization size, but under normal conditions, the Fund will invest in companies with a minimum market capitalization of $500 million. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in Asian companies (excluding Japan).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Asia Focus Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of companies that are tied economically to countries in Asia excluding Japan.
Guinness Atkinson China & Hong Kong Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The China & Hong Kong Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of companies that are either primarily traded on the China or Hong Kong exchanges or that derive at least 50% of their revenues from business activities in China and/or Hong Kong, but which may be listed and traded elsewhere. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s allocations among companies may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting its selection criteria).

The Fund will normally hold around 35 positions of approximately equal weight, but the portfolio may vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund may invest in companies of any market capitalization size, but under normal conditions, the Fund will invest in companies with a minimum market capitalization of $500 million, including companies in emerging markets. The Fund’s currency is US Dollars, while most of its investments are denominated in foreign currencies. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in securities of companies traded in or economically tied to China and Hong Kong.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The China & Hong Kong Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of companies that are either primarily traded on the China or Hong Kong
Guinness Atkinson Global Energy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of both U.S. and non-U.S. companies principally engaged in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Adviser believes that growing demands on existing energy supplies, in particular petroleum-based energy supplies, could lead to higher prices for this and other traditional energy sources and the profitable development of alternative sources of energy. The Fund’s allocations may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria).

The Fund will normally hold around 30 positions of approximately equal weight, but the portfolio may vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund will concentrate its investments (that is, invest more than 25% of its total assets) in the energy sectors. The Adviser will invest the Fund’s assets in securities of all market capitalization companies, but under normal market conditions, the Fund will invest in companies with a minimum market capitalization of $500 million. The Fund will invest in companies economically tied to U.S. and to foreign countries, including, potentially, companies domiciled or traded in emerging markets. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long term capital appreciation primarily through investments in companies engaged in the exploration, production or distribution of oil, gas and other energy sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of both U.S.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (that is, invest more than 25% of its total assets) in the energy sectors.
Guinness Atkinson Global Innovators Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Global Innovators Fund invests in publicly-traded equity securities of companies that the Adviser believes are positioned for growth due to advances in technology, communications, globalism or innovative management. The Fund invests in companies that the Adviser believes can create value through original thinking. The Fund will consider all companies in the world’s developed stock markets, such as the United States, the United Kingdom, Canada, Japan, Hong Kong, Singapore, Australia, New Zealand and other stock markets in the European Union. The Fund also may consider investments in emerging stock markets, such as in China, Korea, Taiwan, Malaysia, Thailand, South Africa and Mexico. The Fund considers “emerging stock markets” to be stock markets in countries considered to be emerging market countries by any of the World Bank, the International Monetary Fund or any widely-recognized index of emerging market securities (e.g., Dow Jones, FTSE, S&P, MSCI).

The Fund will normally hold around 35 positions of approximately equal weight. The Fund may invest in companies of any capitalization size. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in companies, wherever located, that the Adviser believes are positioned to benefit from innovations in technology, communication, globalism or management strategies.

Guinness Atkinson Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Guinness Atkinson Asia Pacific Dividend Builder ETF invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded, dividend-producing equity securities of companies that are tied economically to countries in the Asia Pacific region (as defined later in this Prospectus). Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. In the Adviser’s view, investing in dividend-paying stocks permits investors to gain access to the more established companies in the region. In the Adviser’s view, “dividend builder” refers to a dividend-paying company which the Adviser believes will experience increasing dividends over time. The Adviser seeks to invest in companies that have returned a real cash flow (cash flow adjusted for inflation) on investment of at least 8% for each of the last eight years, and, in the opinion of the Adviser, are likely to grow their dividend over time; however, this is one of several criteria used by the Adviser and it is possible that not all investments may meet this criterion.

Under normal market conditions the Asia Pacific Dividend Builder ETF will invest in companies economically tied to at least four different countries in the Asia Pacific region, which may be developed or emerging markets and which may include Australia, China, Hong Kong, Singapore, and Taiwan. For more information about how the Adviser determines that a company is economically tied to a foreign country or the Asia Pacific region, see section “More About Each Fund’s Investment Strategies and Risks” in this Prospectus. The Fund’s allocations among countries in the Asia Pacific region may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). The Fund will invest in companies in emerging market countries, including China. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies.

The Fund is actively managed, meaning the Adviser will select the Fund’s holdings based on its own research and evaluation process. In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, market capitalization, the valuation of the company, its dividend history, its ratio of debt to equity, and its potential for consistent, real (after inflation) dividend growth while maintaining company value. While the Fund does not concentrate its investments in any one industry, from time to time, based on changing market conditions and the number of companies meeting selection criteria, the Fund may make significant investments in certain industries.

The Fund may invest up to 20% of its portfolio in securities of companies that are outside of the Asia Pacific region. These companies will generally be in the developed markets, including in the US and the UK.

Typically, the Fund will hold around 35 positions of approximately equal weight, but the portfolio may vary over time. Under normal market conditions, the Fund may have as few as 25 holdings, or as many as 75 holdings. The Fund may invest in companies of any market capitalization size, but under normal market conditions, the Fund will invest in companies with a minimum market capitalization of $500 million. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek dividend income and long-term capital appreciation through focused investment in dividend-producing stocks of companies economically tied to the Asia Pacific region.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Guinness Atkinson Asia Pacific Dividend Builder ETF invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded, dividend-producing equity securities of companies that are tied economically to countries in the Asia Pacific region (as defined later in this Prospectus).
Guinness Atkinson Dividend Builder ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Guinness Atkinson Dividend Builder ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities in dividend-paying companies that the Adviser believes have the ability to consistently increase their dividend payments over the medium term (three to five years). Equity Securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Adviser uses fundamental analysis to assess a company’s ability to maintain consistent, real (after inflation) dividend growth. One key measure of a company’s ability to achieve consistent, real dividend growth is its consistency in generating returns on capital, which is a measure of income produced by a company when compared to capital invested in the company’s operations. In the Adviser’s view, “dividend builder” refers to a dividend-paying company which the Adviser believes will experience increasing dividends over time. The Adviser seeks to invest in companies that have returned a real cash flow (cash flow adjusted for inflation) on investment of at least 10% for each of the last 10 years and, in the opinion of the Adviser, are likely to grow their dividend over time; however, this is one of several criteria used by the Adviser and it is possible that not all investments may meet this criterion. The Fund will not change this strategy unless it gives shareholders at least 60 days’ notice.

The Fund is actively managed, meaning that the Adviser will select the Fund’s holdings based on its judgment and analysis of a company’s activities. In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, market capitalization, the valuation of the company, its dividend history, its ratio of debt to equity and its potential for share price appreciation or return and for consistent, real (after inflation) dividend growth while maintaining company value.

Typically, the Fund will hold around 35 positions of approximately equal weight, but the portfolio may vary over time. Under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund may invest in companies of any capitalization size.

The Fund will invest in companies on a global basis, meaning that it will generally hold both domestic and foreign companies, and may invest in companies economically tied to developed markets and emerging markets outside of the United States, including companies economically tied to countries in Europe, including France, Germany, Netherlands, Switzerland, the United Kingdom, and countries in Asia, including China, Australia, South Korea and Japan. The Fund’s allocations may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) and there is no specific allocation of investments to US issuers or non-US issuers. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Additional information on Principal Investment Strategies can be found in the prospectus. For more information about how the Adviser determines that a company is economically tied a foreign country, see “More About the Fund’s Investment Strategies and Risks” in this Prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek a moderate level of current income and investments in dividend paying companies that have the ability to increase their dividends consistently over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Guinness Atkinson Dividend Builder ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities in dividend-paying companies that the Adviser believes have the ability to consistently increase their dividend payments over the medium term (three to five years).
Guinness Atkinson International Dividend Builder ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Guinness Atkinson International Dividend Builder ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities issued by dividend-paying companies economically tied to countries outside the United States that the Adviser believes have the ability to consistently increase their dividend payments over the medium term (three to five years). Equity Securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Adviser uses fundamental analysis to assess a company’s ability to maintain consistent, real (after inflation) dividend growth. One key measure of a company’s ability to achieve consistent, real dividend growth is its consistency in generating returns on capital, which is a measure of income produced by a company when compared to capital invested in the company’s operations. In the Adviser’s view, “dividend builder” refers to a dividend-paying company which the Adviser believes will experience increasing dividends over time. The Adviser seeks to invest in companies that have returned a real cash flow (cash flow adjusted for inflation) on investment of at least 10% for each of the last 10 years and, in the opinion of the Adviser, are likely to grow their dividend over time; however, this is one of several criteria used by the Adviser and it is possible that not all investments may meet this criterion. The Fund will not change this strategy unless it gives shareholders at least 60 days’ notice.

The Fund is actively managed, meaning that the Adviser will select the Fund’s holdings based on its judgment and analysis of a company’s activities. In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, market capitalization, the valuation of the company, its dividend history, its ratio of debt to equity and its potential for share price appreciation or return and for consistent, real (after inflation) dividend growth while maintaining company value.

Typically, the Fund will hold around 30-35 positions of approximately equal weight, but the portfolio may vary over time. Under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund may invest in companies of any capitalization size.

The Fund will invest in companies economically tied to countries outside the United States, meaning that it will generally hold securities issued by companies economically tied to developed markets and potentially, emerging markets, including companies economically tied to countries in Europe, including France, Sweden, Germany, Netherlands, Switzerland, the United Kingdom, and countries in Asia, including Hong Kong, Australia, South Korea, Taiwan, Japan and China. The Fund may invest up to 20% of its assets in publicly traded equity securities issued by companies economically tied to the United States. The Fund’s allocations may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) and there is no specific allocation of investments to US issuers or non-US issuers. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Additional information on Principal Investment Strategies can be found in the prospectus. For more information about how the Adviser determines that a company is economically tied a foreign country, see “More About the Fund’s Investment Strategies and Risks” in this Prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek a moderate level of current income and investments in dividend paying companies that have the ability to increase their dividends consistently over time.

Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Guinness Atkinson International Dividend Builder ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities issued by dividend-paying companies economically tied to countries outside the United States that the Adviser believes have the ability to consistently increase their dividend payments over the medium term (three to five years).
Guinness Atkinson Real Assets Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Real Assets Income ETF will invest at least 80% of its net assets (plus any borrowing for investment purposes) in a combination of real estate investment trusts (REITs) and publicly traded equity securities of companies that are dividend paying and that derive a significant portion (at least 50%) of their revenue or income from, or own significant assets in, the real estate or infrastructure industries. The Fund may vary its holdings between REITs and infrastructure companies (as described below), but in general, at all times, the Fund intends that at least 15% of its assets will be invested in REITs, and at least 15% of its assets will be invested in infrastructure companies. The Fund intends to invest substantially all of its assets in dividend-paying companies.

The Adviser believes that exposure to real asset-owning companies active across infrastructure and real estate can provide a long-term source of capital return in addition to income. The Fund targets companies which build, finance, maintain and operate the physical assets that sustain daily life and enable economic growth. The Adviser believes that these companies can benefit from long-term contracted, inflation-linked revenue streams, and that in some cases, they indirectly facilitate exposure to underlying private market assets and can deliver differentiated sources of return and risk characteristics. The Fund invests only in publicly-traded securities. The Fund invests in securities economically tied to the United States and also in securities economically tied to foreign countries. The Adviser expects that the Fund will be invested in securities of issuers economically tied to a range of countries, including the United States, United Kingdom, Italy, Canada, Spain, New Zealand, Belgium, France, Netherlands and Singapore, but the Fund may invest in issuers economically tied to developed and emerging markets.

With respect to the portion of the Fund’s assets invested in “real estate”, the Fund will invest in REITs, of any kind, and in other companies that finance, develop, construct and operate real estate, of any kind.

With respect to the portion of the Fund’s assets invested in infrastructure companies, the Fund intends to invest primarily in companies which pay dividends and which engage in the development, financing, construction, operation, or management of assets in the following areas:

•        Utilities, including oil, gas, water and renewable or sustainable energy resources, electricity generation, grid renewal

•        Energy, including production, storage or transportation

•        Communications, including telecommunications, data centers, hardware, software, cable, satellites, and all aspects of computing or cloud technologies infrastructure

•        Transportation, including marine, road, rail, aerospace and other transportation categories

•        Natural Resources, including oil, gas and timber

In evaluating whether a company is real estate company or an infrastructure company, the Adviser considers the company’s public statements about its activities, including regulatory filings (reflecting profits, revenues, EBITDA (earnings before interest, taxes, depreciation and amortization), cash flow and assets), as well as third-party industry assessments of products and services that the company delivers and the role of those products or services in real estate or infrastructure. The Fund will concentrate its assets (that is, hold more than 25% of its assets) in securities of issuers that are principally engaged in the group of industries comprised of real estate, infrastructure and energy (including utilities) (excluding securities of the U.S. government (including its agencies and instrumentalities)).

The Fund is actively managed, meaning that the Adviser will select the Fund’s holdings based on its judgment and analysis of a company’s activities. In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, market capitalization, the valuation of the company, the quality of its balance sheet, its dividend history, its ratio of debt to equity and its potential for share price appreciation or return and for consistent dividend growth while maintaining company value. The Adviser may use sector overlays and consider the inclusion of companies in third-party indices as part of its analysis. The Fund invests primarily in U.S.-listed companies, but may invest in non-U.S. companies or other companies economically tied to the U.S., and all companies in which the Fund invests may have assets exposed in non-U.S. geographies or businesses. The Adviser monitors potential or actual investments for performance and risk perspectives, as well as to quantify drivers of return and assess company performance versus expectations.

Typically, the Fund will hold around 30-35 positions of approximately equal weight, but the portfolio may vary over time. Under normal market conditions, the Fund may have as few as 25 holdings, or as many as 75 holdings. The Fund may invest in companies of any market capitalization size, but under normal market conditions, the Fund will invest in companies with a minimum market capitalization of US $500 million. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek capital returns plus income through focused investment in Real Estate and Infrastructure companies.

Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Real Assets Income ETF will invest at least 80% of its net assets (plus any borrowing for investment purposes) in a combination of real estate investment trusts (REITs) and publicly traded equity securities of companies that are dividend paying and that derive a significant portion (at least 50%) of their revenue or income from, or own significant assets in, the real estate or infrastructure industries.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its assets (that is, hold more than 25% of its assets) in securities of issuers that are principally engaged in the group of industries comprised of real estate, infrastructure and energy (including utilities) (excluding securities of the U.S. government (including its agencies and instrumentalities)).
Guinness Atkinson Smart Transportation & Technology ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Guinness Atkinson Smart Transportation & Technology ETF invests in publicly-traded equity securities of domestic or foreign companies that are involved in the development and production of products or services for Smart Transportation, including safer, cleaner or connected vehicles and Smart Transportation companies providing

“transportation as a service.” The Fund will also invest in Technology companies, including Technology companies whose products or services are used in transportation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Smart Transportation companies and Technology companies, each of which is defined below. The Fund is actively managed, meaning the Adviser will select the Fund’s holdings.

The Adviser defines “Smart Transportation” to mean the integration of modern technologies and business practices as applied to transportation, resulting in safer, cleaner, or connected transportation, and smart transportation “as a service”. Importantly, the Adviser believes that Smart Transportation is a thematic concept rather than an industry sector. The Fund will invest in Smart Transportation companies, which are companies that are in the business of designing, producing, manufacturing or distributing products or services that involve at least one of the following elements:

•        Safer, which means safety enhancements derived from the inclusion of a level of autonomy in transportation. Companies that meet this definition of safer are designing, producing, manufacturing or distributing vehicles (or vehicle components or systems) that are objectively on the path towards autonomy, meaning they incorporate, at a minimum, Level 1 autonomy technology. For this purpose, the Adviser uses the definition of Level 1 Autonomy published by SAE International or Partners for Automated Vehicle Education, which is, in short, technologies designed to assume a portion of driving authority. Companies that meet this definition could also be providing products and services used in the manufacture or development of safer vehicles (which could be autonomous, electric or hybrid vehicles).

•        Cleaner, which means vehicles, vehicle components or systems that increase efficiency or reduce emissions from vehicles; this would include vehicles that are “light hybrid” or “fully electric” and systems like thermal management systems and more efficient vehicle fuel technologies, such as batteries and alternative fuels or fuel cells.

•        Connected, which means vehicles that use connectivity or communication in their operations, either internally with devices or programs in the same vehicle, or externally, from one vehicle to another vehicle (V2V) or from a vehicle to infrastructure (V2I). The infrastructure receiving communications from a connected vehicle could include traffic information or control devices, emergency response platforms, global positioning systems, speed or radar information collectors; and components or systems used by these vehicles could include sensors, cameras, semi-conductors as well as products like interactive advanced driver assistance systems (ADAS), cooperative intelligent transportation systems and connected vehicle data networks. This could also include companies that supply software and systems to develop and test autonomous driving capability.

•        Smart Transportation as a Service, which means the more efficient delivery of transportation to individuals that is achieved through application-based hailing or sharing of cars, scooters or other vehicles (whether movement is by ground or air). These services generally employ a variety of technologies including global positioning satellite (GPS) technology, connectivity and software applications.

At all times, the Fund will invest at least 15% of its assets in companies that are in the business of making Smart Transportation products or services. The Adviser considers a company to be “in the business of” making a Smart Transportation product or service if the company has devoted more than 50% of its assets to, or derives more than 50% of its revenue, income or profits from, the design, manufacture, production and/or distribution of a Smart Transportation product or service (including components or parts) as defined above, meaning Safer, Cleaner, or Connected, or Smart Transportation as a Service.

The Fund will also invest in Technology companies. The Adviser defines Technology companies as companies that are in the business of developing, advancing and using technology to improve processes, applications or outcomes or create innovations, which could occur through hardware and related components or equipment, or software or services.

This includes companies that deliver products or services in the following industries: information technology, such as software, services, hardware, semi-conductors and equipment; electronic equipment and instruments; computers or their components, hardware, storage or peripherals; telecommunications equipment or services (voice, data or wireless); internet commerce and information (including networks and connected payment systems); data processing (including management and retention); and imagery (including digitization, mapping and interfacing applications).

At all times, the Fund will invest at least 15% of its assets in Technology companies whose products or services are used in transportation. For purposes of this investment minimum, the Adviser considers these companies to be technology companies that:

•        Provide technology including products, services, and materials used in the transportation industry to achieve safer, cleaner, or connected transportation, or smart transportation as a service. This includes companies that make hardware (including semi-conductors), software for use in vehicles using at least Level 1 autonomy technology, data companies, sensor manufacturers (radar, lidar, cameras and other technologies), companies that provide software and mapping products or services related to vehicle connectivity or autonomy, battery and alternative fuel manufacturers or suppliers and producers of components and materials (including lithium) used in batteries and alternative fuels; or

•        Offer for sale or otherwise distribute Smart Transportation vehicles (autonomous, electric or hybrid); or

•        Have demonstrated a commitment to autonomous vehicle development by having obtained certification by at least one government entity related to their autonomous driving research program; or

•        Develop transportation as a service applications, including urban air mobility services, and have obtained certification by government entities related to their transportation service program.

In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, the valuation of the company and its potential for share price appreciation or return.

Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s allocations may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). The Fund may invest in US companies and in companies economically tied to foreign countries, including, potentially, companies domiciled or traded in emerging markets, including China. For more information about how the Adviser determines that a company is economically tied to a foreign country, see “More About the Fund’s Investment Strategies and Risks” in this Prospectus. The Fund’s allocations among countries may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria), and there is no specific allocation of investments to US issuers or non-US issuers. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies.

Typically, the Fund will hold around 35 positions of approximately equal weight, but the portfolio may vary over time. Under normal market conditions, the Fund may have as few as 25 holdings or as many as 75 holdings. The Fund is actively managed, meaning the Adviser will select the Fund’s holdings based on its own research and evaluation process. In identifying investments that the Fund will buy or sell, the Adviser identifies companies with favorable characteristics from the identifiable universe of companies it has compiled, and performs research and fundamental analysis to understand the company’s business model, valuation and potential for return. In determining whether a company is a Smart Transportation or Technology company, the Adviser considers the company’s public statements about its activities, including regulatory filings (reflecting profits, revenues, EBITDA (earnings before interest, taxes, depreciation and amortization), cash flow and assets), as well as third-party industry assessments of products and services that the company delivers and the role of those products or services in smart transportation or technology. The Adviser monitors potential or actual investments for performance and risk perspectives, as well as to quantify drivers of return and assess company performance versus expectations.

The Fund may invest in companies of any market capitalization size, but under normal market conditions, the Fund will invest in companies with a minimum market capitalization of $500 million. The Fund will invest in companies on a global basis, meaning that it will generally hold both domestic and foreign companies, and may invest in companies in developed markets and emerging markets outside of the United States, including companies economically tied to countries in the Asia Pacific region, including China, South Korea and Japan. For more information about how the Adviser determines that a company is economically tied to a foreign country, see “More About the Fund’s Investment Strategies and Risks” in this Prospectus.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions, which could adversely affect the Fund’s ability to achieve its investment objective. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investments in equity securities of companies, wherever located, that are engaged in smart transportation and related technologies.

Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will also invest in Technology companies, including Technology companies whose products or services are used in transportation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Smart Transportation companies and Technology companies, each of which is defined below. The Fund is actively managed, meaning the Adviser will select the Fund’s holdings.
Guinness Atkinson Sustainable Energy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Sustainable Energy ETF invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of sustainable energy companies (both U.S. and non-U.S.). The Fund will invest in companies that the Adviser considers to be “Sustainable Energy” companies, which are companies that, in the Adviser’s view, generate, produce or provide alternative or renewable sources of energy (as compared to more traditional sources of energy that can be environmentally depletive, such as fossil fuels like oil or coal or other hydrocarbon-based fuels), or that produce, generate, transport, or deliver energy or energy applications in a way that makes alternative or renewable energy more efficient or accessible or reduces the use of environmentally depletive energy resources. The Fund expects to invest in:

☐   energy companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels;

☐   companies that provide the equipment and technologies that enable these types of energy to be tapped, used, stored or transported, and

☐   companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy.

The Fund will not change this policy unless it gives shareholders at least 60 days’ notice.

In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, market capitalization, the valuation of the company, its dividend history, its ratio of debt to equity, as well as how the company’s business relates to sustainable characteristics like growth or development of alternative or renewable energy. The Adviser conducts an independent assessment of each portfolio company’s business. The Adviser categorizes the universe of companies it deems to be Sustainable Energy companies into four key areas related to the specific aspects of the energy business. Currently, these key areas are:

Generation:	companies involved in generating sustainable energy or companies working to transition from hydrocarbon-based fuels
Installation:	companies involved in manufacturing equipment for generation and consumption of sustainable energy
Displacement:	companies involved in the displacement or improved efficient usage of existing hydrocarbon-based energy
Electrification:	companies effectuating the switching from hydrocarbon-based fuel demand towards electricity or other renewal energy sources, especially for transportation

The Fund’s holdings in each key area may vary and the Fund may invest in Sustainable Energy companies that do not fall within these key areas. The Fund will not invest in companies that derive the majority of their revenues or profits from fossil fuel extraction or coal. Currently, the Adviser considers portfolio companies’ alignment with four of the United Nations Sustainable Development Goals: Goal 7: Affordable and Clean Energy; Goal 9: Industry, Innovation and Infrastructure; Goal 11: Sustainable Cities and Communities; and Goal 13: Climate Action. The Adviser may change these considerations at any time without notice to shareholders.

Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund is actively managed and the Fund’s allocations may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). The Fund may invest in US companies and in companies economically tied to foreign countries, including, potentially, companies domiciled or traded in emerging markets, including China. For more information about how the Adviser determines that a company is economically tied to a foreign country, see “More About the Fund’s Investment Strategies and Risks” in this Prospectus. The Fund’s allocations among countries may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies.

The Fund will normally hold around 30 positions of approximately equal weight, but the portfolio may vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund may invest in companies of any market capitalization size, but under normal market conditions, the Fund will invest in companies with a minimum market capitalization of $500 million. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in equity securities of energy companies, wherever located, that are engaged in Sustainable Energy businesses.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Sustainable Energy ETF invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of sustainable energy companies (both U.S. and non-U.S.).
Guinness Atkinson US Dividend Builder ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Guinness Atkinson US Dividend Builder ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities issued by dividend-paying companies that the Adviser believes have the ability to consistently increase their dividend payments over the medium term (three to five years). Equity Securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Adviser uses fundamental analysis to assess a company’s ability to maintain consistent, real (after inflation) dividend growth. One key measure of a company’s ability to achieve consistent, real dividend growth is its consistency in generating returns on capital, which is a measure of income produced by a company when compared to capital invested in the company’s operations. In the Adviser’s view, “dividend builder” refers to a dividend-paying company which the Adviser believes will experience increasing dividends over time. The Adviser seeks to invest in companies that have returned a real cash flow (cash flow adjusted for inflation) on investment of at least 10% for each of the last 10 years and, in the opinion of the Adviser, are likely to grow their dividend over time; however, this is one of several criteria used by the Adviser and it is possible that not all investments may meet this criterion. The Fund will not change this strategy unless it gives shareholders at least 60 days’ notice.

The Fund is actively managed, meaning that the Adviser will select the Fund’s holdings based on its judgment and analysis of a company’s activities. In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, market capitalization, the valuation of the company, its dividend history, its ratio of debt to equity and its potential for share price appreciation or return and for consistent, real (after inflation) dividend growth while maintaining company value.

Typically, the Fund will hold around 30-35 positions of approximately equal weight, but the portfolio may vary over time. Under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund may invest in companies of any capitalization size.

The Fund will invest in domestic companies, meaning that it will primarily hold companies economically tied to the United States. The Fund’s allocations may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). Additional information on Principal Investment Strategies can be found in the prospectus. For more information about how the Adviser determines that a company is economically tied a particular country, see “More About the Fund’s Investment Strategies and Risks” in this Prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek a moderate level of current income and investments in dividend paying companies that have the ability to increase their dividends consistently over time.

Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Guinness Atkinson US Dividend Builder ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities issued by dividend-paying companies that the Adviser believes have the ability to consistently increase their dividend payments over the medium term (three to five years).